Subordinated liabilities	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Subordinated liabilities

29	Subordinated liabilities

HSBC’s subordinated liabilities
	2023	2022
	$m	$m
At amortised cost	24,954	22,290
– subordinated liabilities	23,149	20,547
– preferred securities	1,805	1,743
Designated at fair value (Note 25)	11,477	9,636
– subordinated liabilities	11,477	9,636
– preferred securities	—	—
At 31 Dec	36,431	31,926
Issued by HSBC subsidiaries	4,154	6,094
Issued by HSBC Holdings	32,277	25,832
Subordinated liabilities rank behind senior obligations and generally count towards the capital base of HSBC. Capital securities may be called and redeemed by HSBC subject to prior notification to the PRA and, where relevant, the consent of the local banking regulator. If not redeemed at the first call date, coupons payable may reset or become floating rate based on relevant market rates. On subordinated liabilities other than floating rate notes, interest is payable at fixed rates of up to 10.176%.
The balance sheet amounts disclosed in the following table are presented on an IFRS basis and do not reflect the amount that the instruments contribute to regulatory capital, principally due to regulatory amortisation and regulatory eligibility limits.

HSBC’s subordinated liabilities: subsidiaries
	2023	2022
	$m	$m
Additional tier 1 capital securities issued by HSBC subsidiaries	1,672	1,584
Tier 2 securities issued by HSBC subsidiaries
– Tier 2 securities issued by HSBC Bank plc	764	2,427
– Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Limited	—	400
– Tier 2 securities issued by HSBC Bank USA Inc	223	223
– Tier 2 securities issued by HSBC Bank USA N.A.	1,449	1,405
– Tier 2 securities issued by HSBC Bank Canada[1]	—	—
Securities issued by other HSBC subsidiaries	46	55
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec	4,154	6,094
1  Liability accounts for HSBC Bank Canada have been reclassified to ‘Liabilities of disposal groups held for sale’.

HSBC Holdings’ subordinated liabilities
	2023	2022
	$m	$m
At amortised cost	24,439	19,727
Designated at fair value (Note 25)	8,449	6,700
At 31 Dec	32,888	26,427

HSBC Holdings’ subordinated liabilities in issue
	2023	2022
	$m	$m
Tier 2 securities issued by HSBC Holdings
Amounts owed to third parties	31,975	25,527
Amounts owed to HSBC undertakings	913	900
Subordinated liabilities issued by HSBC Holdings at 31 Dec	32,888	26,427
Guaranteed by HSBC Holdings or HSBC Bank plc
Capital securities guaranteed by HSBC Holdings or HSBC Bank plc were issued by the Jersey limited partnerships. The proceeds of these were lent to the respective guarantors by the limited partnerships in the form of subordinated notes. They qualified as additional tier 1 capital for
HSBC under CRR II until 31 December 2021 by virtue of the application of grandfathering provisions. The capital security guaranteed by HSBC
Bank plc also qualified as additional tier 1 capital for HSBC Bank plc (on a solo and a consolidated basis) under CRR II until 31 December 2021 by virtue of the same grandfathering process. Since 31 December 2021, these securities have no longer qualified as regulatory capital for HSBC or
HSBC Bank plc.
These preferred securities, together with the guarantee, are intended to provide investors with rights to income and capital distributions and distributions upon liquidation of the relevant issuer that are equivalent to the rights that they would have had if they had purchased non-
cumulative perpetual preference shares of the relevant issuer. There are limitations on the payment of distributions if such payments are prohibited under UK banking regulations or other requirements, if a payment would cause a breach of HSBC’s capital adequacy requirements, or if HSBC Holdings or HSBC Bank plc has insufficient distributable reserves (as defined).
HSBC Holdings and HSBC Bank plc have individually covenanted that, if prevented under certain circumstances from paying distributions on the preferred securities in full, they will not pay dividends or other distributions in respect of their ordinary shares, or repurchase or redeem their ordinary shares, until the distribution on the preferred securities has been paid in full.
If the consolidated total capital ratio of HSBC Holdings falls below the regulatory minimum required or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of HSBC Holdings, the holders’
interests in the preferred securities guaranteed by HSBC Holdings will be exchanged for interests in preference shares issued by HSBC
Holdings that have economic terms which are in all material respects equivalent to the preferred securities and their guarantee.
If the preferred securities guaranteed by HSBC Bank plc are outstanding in November 2048, or if the total capital ratio of HSBC Bank plc (on a solo or consolidated basis) falls below the regulatory minimum required, or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of HSBC Bank plc, the holders’ interests in the preferred security guaranteed by HSBC Bank plc will be exchanged for interests in preference shares issued by HSBC Bank plc that have economic terms which are in all material respects equivalent to the preferred security and its guarantee.
Tier 2 securities
Tier 2 capital securities are either perpetual or dated subordinated securities on which there is an obligation to pay coupons. These capital securities are included within HSBC’s regulatory capital base as tier 2 capital under CRR II, either as fully eligible capital or by virtue of the application of grandfathering provisions. In accordance with CRR II, the capital contribution of all tier 2 securities is amortised for regulatory purposes in their final five years before maturity.